Segment reporting - Summary of Adjusted Earnings Before Interest Tax Depreciation and Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments [line items]
Unallocated costs	$ (47,000)	$ (50,000)		$ (38,000)
Income tax expense	(138,000)	(81,000)	[1]	(28,000)	[1]
Finance income	11,000	11,000	[1]	10,000	[1]
Finance expense	(12,000)	(7,000)		(3,000)
Depreciation and amortization expense	(74,000)	(84,000)	[1]	(89,000)	[1]
Unrealized foreign exchange	0	(6,000)		(4,000)
RSU expense	(15,000)	(11,000)		(18,000)
Change in fair value of options	0	(14,000)	[1]	(31,000)	[1]
Impairment of assets	(68,000)	(40,000)	[1]	(39,000)	[1]
US iGaming Closure	(19,000)	0		0
Provision for remote gaming duty	(17,000)	0		0
Provision for penalties	(4,000)	0		0
Gain on disposal of business	0	44,000	[1],[2]	0	[1],[2]
US Sportsbook Closure	0	(36,000)		0
Market closure	0	(6,000)		(12,000)
Other adjustments	(6,000)	(4,000)		(10,000)
Profit/(loss) for the period	218,400	122,800	[1],[2],[3]	(8,100)	[1],[2],[3]
Reportable Segments
Disclosure of operating segments [line items]
Adjusted EBITDA	607,000	407,000		254,000
Betway
Disclosure of operating segments [line items]
Adjusted EBITDA	395,000	222,000		69,000
Spin
Disclosure of operating segments [line items]
Adjusted EBITDA	$ 212,000	$ 185,000		$ 185,000

[1]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.
[2]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined under note 2.3 - Change in presentation currency.
[3]	The Group has changed its presentation currency from Euros to USD from January 1, 2025. Accordingly, the comparative amounts have been re-presented retrospectively as outlined in note 2.3 - Change in presentation currency.